SHARE CAPITAL - Schedule Of Effects Of Changes In Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to Cresco Labs Inc.	$ (135,408)	$ (74,438)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	(142,267)	(78,668)
Common Stock [Member]
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	5,491	8,282
Retained Earnings [Member]
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	$ (12,350)	$ (12,512)